Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001426439
IQ Long/Short Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	IQ LONG/SHORT ALPHA ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The IQ Long/Short Alpha ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares. The Fund is newly organized and, as of the date of this Prospectus, has not yet commenced operations.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Fund has not yet commenced operations and Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s “Financial Highlights” section of the Prospectus, which reflects the Fund’s operating expenses and do not include Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF and thus does not seek to replicate the performance of a specific index or the inverse or multiple thereof. Instead, the Fund uses an active management strategy to meet its investment objective. Consequently, investors should not expect the Fund’s returns to track the returns of any market or the inverse or multiple (two times or otherwise) thereof for any period of time.

The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the potential consequences of pursuing a market neutral strategy and seeking long/short investment results. Shareholders should actively monitor their investments.

Investment Philosophy

Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset the market exposures of one another in a manner that results in a market neutral portfolio, which is a portfolio with little to no net exposure to the direction of the market. In addition, it is possible that both the long equity securities and the short equity securities will outperform their respective long and short benchmarks while maintaining the market neutral (i.e., little to no net market exposure) nature of the overall portfolio. This combination can reduce overall portfolio volatility and provide for more consistent market outperformance independent of market moves.

Investment Process

The Fund invests primarily in long and short positions in U.S.-listed exchange-traded funds (“ETFs”) registered pursuant to the Investment Company Act of 1940 (the “1940 Act”) holding primarily U.S. large capitalization equity securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a stock, short selling (or “selling short”) is a technique used by the Fund to try and profit from the falling price of a stock. Short selling involves selling stock that has been borrowed from a third party with the intention of buying identical stock back at a later date to return to that third party. The basic principle of short selling is that selling stock now at a high price, to buy later at a lower price, is profitable. The short seller hopes to profit from a decline in the price of the assets between the sale and the repurchase, as the seller will pay less to buy the assets than it received on selling them.

The Fund’s investment process first breaks down all large capitalization U.S. companies by the sector in which they operate. Generally, these sectors include Consumer Discretionary, Consumer Staples, Energy, Financial, Health Care, Industrial, Materials, Technology, Telecommunications and Utilities. The Advisor then analyzes each sector based on a set of common investment factors. These factors include the following: price momentum (the trend in stock prices for each sector); valuation (how expensive stocks in one sector are relative to stocks in other sectors); and relative earnings (earnings strength and related characteristics of stocks in one sector relative to stocks in other sectors). The portfolio managers of the Fund then use the factors to determine which sectors will have a long or short position and, within the long and short groupings, the relative sector weights thereof. The portfolio managers of the Fund may assign a weighting of zero to a sector, which would result in that sector not appearing in the Fund’s portfolio. Under normal circumstances, the Advisor expects the Fund’s long and short weights to offset one another in a manner that results in a market neutral portfolio with little to no net market exposure.

To implement its strategy, the Fund will hold long and short positions in ETFs providing exposure to the sectors chosen by the Advisor (“Underlying ETFs”).

The strategy of overweighting and underweighting sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets, directly or indirectly through Underlying ETFs, in the equity securities of companies operating in one or more sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets, directly or indirectly through Underlying ETFs, in an individual industry, as defined by the Standard Industrial Classification Codes utilized by the Division of Corporation Finance of the SEC.

The Fund may also invest in one or more financial instruments, including but not limited to swap agreements and futures contracts (collectively, “Financial Instruments”), with economic characteristics similar to those of the ETFs for which they are substituted. As an example of the use of such Financial Instruments, a Fund may use total return swaps to effect exposure to the Underlying ETFs in which the Fund would otherwise invest and/or futures to effect exposure to the indexes on which such Underlying ETFs are based.

Generally, the Fund’s assets will be invested primarily in equity securities of U.S. large capitalization companies, which exposure will be obtained through ETFs and/or Financial Instruments. As of the date of this Prospectus, the Advisor considers such “large capitalization companies” to have market capitalizations of at least $5 billion.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks described below, as well as the risks described the Additional Risks section located in this Prospectus. Some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investment in the Fund does not represent a complete investment program. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with all investments, you may lose money in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Authorized Participant Concentration Risk

Only certain large institutions (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that those Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with the Fund and no other Authorized Participant is able to step forward to engage in creation and redemption transactions with the Fund, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Cash Transactions Risk

Unlike most ETFs, the Fund currently intends to effect all creations and redemptions in part for cash, rather than in-kind securities, thereby potentially subjecting shareholders to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Certain Underlying ETPs may invest in certain types of derivatives contracts, including futures, options and swaps. Derivatives are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk.

Equity Securities Risk

The prices of equity securities in which the Fund holds long and short positions may rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Exchange-Traded Fund Risk

The Fund will invest in long or short positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase). In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Industry Concentration Risk

To the extent the Fund’s investments are concentrated in a particular industry sector, the Fund will be susceptible to loss due to adverse occurrences affecting that particular industry. Concentrated Fund investments will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Issuer Risk

From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may fluctuate in value.

Large Capitalization Companies Risk

The Fund is subject to the risk that large capitalization company stocks may outperform other segments of the equity market or the equity market as a whole on the short side or underperform other segments of the equity market or the equity market as a whole on the long side, in either case having a negative effect on the Fund’s performance.

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Short Sales Risk

Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

New Fund Risk

The Fund is a new fund. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

As with any fund, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
IQ Long/Short Alpha ETF | IQ Long/Short Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend, Interest and Brokerage Expenses on Short Positions	rr_Component1OtherExpensesOverAssets	0.24%
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	$ 130
3 Years	rr_ExpenseExampleYear03	$ 406

[1]	The Fund has not yet commenced operations and Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratio in the Fund's "Financial Highlights" section of the Prospectus, which reflects the Fund's operating expenses and do not include Acquired Fund Fees and Expenses.